Risk management and financial instruments (Restated) - Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016 [1]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Derivative [Line Items]
Loss on derivative financial instruments	$ 15.9		$ (13.2)		$ 5.0		$ (8.2)	$ 7.7	$ (9.9)	$ (35.6)	[1]	$ (69.7)	[1]
Not Designated as Hedging Instrument
Derivative [Line Items]
Loss on derivative financial instruments									(9.9)	(35.6)		(69.7)
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Loss on derivative financial instruments									(6.1)	(11.6)		(12.8)
Not Designated as Hedging Instrument | Currency Swap
Derivative [Line Items]
Loss on derivative financial instruments									(1.4)	(17.9)		(39.3)
Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Loss on derivative financial instruments									(0.3)	(3.0)		(13.7)
SF Linus Ltd | Ship Finance | Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Loss on derivative financial instruments									$ (2.1)	$ (3.1)		$ (3.9)

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".